Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ 924	$ 438	$ (222)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	426	415	398
Deferred income tax expense (benefit)	126	(28)	(67)
Loss on debt extinguishment		22
Gain on acquisition of unconsolidated joint venture	(34)
Stock compensation expense	62	34	16
Undistributed (income) losses of unconsolidated subsidiaries	(57)	(79)	65
Changes in operating assets and liabilities:
(Increase) decrease in accounts and notes receivable, net	(331)	(287)	1,667
(Increase) decrease in inventories, net	(849)	323	1,360
Increase in prepayments and other current assets	(198)	(355)	(174)
(Increase) decrease in other assets	(95)	21	96
Increase (decrease) in accounts payable	631	486	(935)
Increase in other accrued liabilities	521	647	37
Decrease in other liabilities	(75)	(207)	(5)
Other, net	(57)	(28)	(24)
Net cash provided by operating activities	994	1,402	2,212
Investing activities:
Acquisitions, net of cash acquired	(64)	(10)	(5)
Additions to retail receivables	(5,582)	(6,662)	(6,552)
Proceeds from retail and credit card securitizations		24	3,775
Collections of retail receivables	5,106	6,739	4,466
Collections of retained interests in securitized retail receivables	21		107
Proceeds from sale of businesses and assets	262	315	141
Expenditures for property, plant and equipment	(408)	(301)	(218)
Expenditures for software	(38)	(29)	(17)
Expenditures for equipment on operating leases	(396)	(365)	(302)
Increase in restricted cash	(32)	(219)
Deposits in Fiat Industrial subsidiaries' cash management pools	(2,419)
Withdrawals from (deposits in) Fiat subsidiaries cash management pools		462	(162)
Net cash (used) provided by investing activities	(3,550)	(46)	1,233
Financing activities:
Proceeds from issuance of long-term debt	2,477	3,297	2,109
Payment of long-term debt-other	(1,440)	(1,281)	(2,763)
Net increase (decrease) in short-term revolving credit facilities	297	691	(1,730)
Other, net	1	1	(15)
Net cash provided (used) by financing activities	1,069	946	(2,969)
Effect of foreign exchange rate changes on cash and cash equivalents	(76)	53	154
Increase (decrease) in cash and cash equivalents	(1,563)	2,355	630
Cash and cash equivalents, beginning of year	3,618	1,263	633
Cash and cash equivalents, end of year	2,055	3,618	1,263
Fiat Industrial Subsidiaries [Member]
Financing activities:
Proceeds from issuance of long-term debt	3
Payment of long-term debt	(269)
Fiat Subsidiaries [Member]
Financing activities:
Proceeds from issuance of long-term debt		72	736
Payment of long-term debt		$ (1,834)	$ (1,306)